Financial Risk Management - Credit Risk - Gross Recoverable From Reinsurers Classified by Financial Strength (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Gross recoverable from reinsurers	$ 12,090.5	$ 10,533.2	$ 9,155.8
Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Gross recoverable from reinsurers	12,090.5	10,533.2
Provision for uncollectible reinsurance	8,946.2	7,947.3
Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Gross recoverable from reinsurers	12,269.2	10,688.8
Provision for uncollectible reinsurance	8,989.3	7,971.7
Provision for uncollectible reinsurance
Disclosure of credit risk exposure [line items]
Gross recoverable from reinsurers	178.7	155.6	$ 161.5
Provision for uncollectible reinsurance | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Gross recoverable from reinsurers	(178.7)	(155.6)
Provision for uncollectible reinsurance	(43.1)	(24.4)
Credit risk | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Gross recoverable from reinsurers	12,090.5	10,533.2
Outstanding balances for which security is held	1,381.6	1,256.0
Net unsecured recoverable from reinsurers	10,887.6	9,432.8
Recoverable from reinsurers	10,708.9	9,277.2
Credit risk | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Gross recoverable from reinsurers	12,269.2	10,688.8
Credit risk | Provision for uncollectible reinsurance | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Gross recoverable from reinsurers	(178.7)	(155.6)
Net unsecured recoverable from reinsurers	(178.7)	(155.6)
Credit risk | A Plus Plus | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Outstanding balances for which security is held	27.2	27.5
Net unsecured recoverable from reinsurers	541.0	446.4
Credit risk | A Plus Plus | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Gross recoverable from reinsurers	568.2	473.9
Credit risk | A Plus | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Outstanding balances for which security is held	494.4	361.5
Net unsecured recoverable from reinsurers	5,411.5	4,882.7
Credit risk | A Plus | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Gross recoverable from reinsurers	5,905.9	5,244.2
Credit risk | A | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Outstanding balances for which security is held	227.3	97.6
Net unsecured recoverable from reinsurers	3,672.5	2,975.3
Credit risk | A | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Gross recoverable from reinsurers	3,899.8	3,072.9
Credit risk | A Minus | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Outstanding balances for which security is held	43.9	29.9
Net unsecured recoverable from reinsurers	328.0	329.2
Credit risk | A Minus | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Gross recoverable from reinsurers	371.9	359.1
Credit risk | B Plus Plus | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Outstanding balances for which security is held	4.6	5.2
Net unsecured recoverable from reinsurers	46.2	50.7
Credit risk | B Plus Plus | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Gross recoverable from reinsurers	50.8	55.9
Credit risk | B Plus | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Outstanding balances for which security is held	0.3
Net unsecured recoverable from reinsurers	0.2	2.6
Credit risk | B Plus | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Gross recoverable from reinsurers	0.5	2.6
Credit risk | B or lower | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Outstanding balances for which security is held	0.1	0.4
Net unsecured recoverable from reinsurers	20.1	15.6
Credit risk | B or lower | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Gross recoverable from reinsurers	20.2	16.0
Credit risk | Not rated | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Outstanding balances for which security is held	576.7	726.9
Net unsecured recoverable from reinsurers	427.3	374.9
Credit risk | Not rated | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Gross recoverable from reinsurers	1,004.0	1,101.8
Credit risk | Pools and associations | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Outstanding balances for which security is held	7.1	7.0
Net unsecured recoverable from reinsurers	440.8	355.4
Credit risk | Pools and associations | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Gross recoverable from reinsurers	$ 447.9	$ 362.4